Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets
Schedule of changes in intangible assets

	Goodwill (1)	Intangible assets arising from business combinations (2)	Software or computer programs	Total
	MCh$	MCh$	MCh$	MCh$
Gross Balance
Balance as of January 1, 2015	16,714	56,249	109,748	182,711
Acquisitions	—	—	8,519	8,519
Disposals	—	—	(685)	(685)
Impairment loss (*)	—	—	(59)	(59)

Balance as of December 31, 2015	16,714	56,249	117,523	190,486

Acquisitions	—	—	11,248	11,248
Disposals	—	—	(1,757)	(1,757)
Impairment loss (*)	—	—	—	—

Balance as of December 31, 2016	16,714	56,249	127,014	199,977

Acquisitions	—	—	18,779	18,779
Disposals	—	—	(5,790)	(5,790)
Impairment loss (*)	—	—	—	—

Balance as of December 31, 2017	16,714	56,249	140,003	212,966

Accumulated Amortization and Impairment
Balance as of January 1, 2015	—	(32,697)	(83,155)	(115,852)
Amortization for the year	—	(2,285)	(8,331)	(10,616)
Disposals	—	—	682	682

Balance as of December 31, 2015	—	(34,982)	(90,804)	(125,786)

Amortization for the year	—	(2,286)	(8,595)	(10,881)
Disposals	—	—	1,726	1,726

Balance as of December 31, 2016	—	(37,268)	(97,673)	(134,941)

Amortization for the year	—	(2,285)	(9,075)	(11,360)
Disposals	—	—	5,790	5,790

Balance as of December 31, 2017	—	(39,553)	(100,958)	(140,511)

Net balance as of December 31, 2015	16,714	21,267	26,719	64,700

Net balance as of December 31, 2016	16,714	18,981	29,341	65,036

Net balance as of December 31, 2017	16,714	16,696	39,045	72,455

(1)

Goodwill corresponds mainly to business combination with Citibank Chile whose amount is of MCh$12,576 that represents the value of synergies to be generated in the combination process and the acquisition of know-how.

(2)	Intangible assets arising from business combinations include assets with indefinite useful lives acquired in the business combination with Citibank Chile.

(*)   See Note No. 36(b).

Summary of commitments for technological developments
	Amount of Commitment
	2016	2017
	MCh$	MCh$
Software and licenses	3,024	5,779

Summary of goodwill allocated to individual business segments
	2016	2017
Business Segments	MCh$	MCh$
Retail	5,928	5,928
Wholesale	2,135	2,135
Treasury and money market operations	4,512	4,512
Subsidiaries	4,139	4,139

Total	16,714	16,714